Income Taxes (Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [line items]
Non capital losses	$ 73,994	$ 55,500
Provision and other	11,720	13,074
Share issue costs	4,473	624
Mineral properties, plant and equipment	762	1,801
Derivative liabilities		254
Capital losses	906	846
Unrecognized deductible temporary differences	91,855	72,099
MEXICO
Income Taxes [line items]
Non capital losses	332	450
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	69,044	66,035
PERU
Income Taxes [line items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 98,070	$ 58,017